Segment and Geographic Information (Details)	12 Months Ended
Dec. 31, 2021
Segment and Geographic Information (Details) [Line Items]
Number of operating segments	1
Number of reportable segments	1
United States [Member] | Assets [Member]
Segment and Geographic Information (Details) [Line Items]
Concentration risk, percentage	10.00%
Colombia [Member] | Assets [Member]
Segment and Geographic Information (Details) [Line Items]
Concentration risk, percentage	10.00%
Sweden [Member] | Assets [Member]
Segment and Geographic Information (Details) [Line Items]
Concentration risk, percentage	10.00%